2. Loans: Schedule of Loans and Financing Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Loans and Financing Receivable

December 31, 2018	Principal Balance	% Portfolio	Net Charge Offs	% Net Charge Offs

Consumer Loans	$ 648,507,635	88.9%	$ 37,131,112	95.9%
Real Estate Loans	31,066,906	4.2	27,290.1
Sales Finance Contracts	50,209,114	6.9	1,548,795	4.0
Total	$ 729,783,655	100.0%	$ 38,707,197	100.0%

December 31, 2017

Consumer Loans	$ 538,305,272	89.9%	$ 36,967,737	96.4%
Real Estate Loans	26,599,089	4.4	61,817.1
Sales Finance Contracts	34,190,233	5.7	1,325,592	3.5
Total	$ 599,094,594	100.0%	$ 38,355,146	100.0%